Organization and principal activities	12 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and principal activities

Note 1 – Organization and principal activities

DarkIris Inc. (“DarkIris”) is a holding company incorporated under the laws of the Cayman Islands on May 31, 2024. The principal activities of DarkIris and its subsidiaries (collectively the “Company”) are software development, internet sales, wholesale and retail of cultural products.

Reorganization

In connection with its initial public offering, the Company undertook a reorganization of its legal structure (the “Reorganization”). The Reorganization involved: (1) the incorporation of DarkIris, a Cayman Islands holding company; (2) reorganized Quantum Arts Co., Limited (“Quantum”), incorporated in Hong Kong China on March 19, 2021, and Guangzhou Turing Interactive Entertainment Technology Co., Ltd (“Turing”), incorporated in the People’s Republic of China (the “PRC” or “China”) on July 11, 2017, as wholly owned subsidiaries of DarkIris.

Prior to the reorganization, equity interest in Quantum and Turing were owned by Xiamen Xiqi Network Co., Ltd (“Xiqi”) and Xiqi was collectively owned by 11 shareholders. On January 16, 2025, Quantum was reorganized as a wholly owned subsidiary of DarkIris. On February 24, 2025, Turin was reorganized as a wholly owned subsidiary of Quantum.

On November 4, 2024, DarkIris acquired 100% equity interest in Hongkong Stellar Wisdom Co,, Limited (“Stellar”) at nil consideration.

On May 14, 2025, Quantum entered into a share transfer agreement with Xiamen Yusanjia Culture Communication Co., Ltd (“Xiamen Yusanjia”), an unaffiliated third party, to transfer all outstanding shares of Turing, at the price approximately at RMB2.0 million   (US$268,000) based on its unaudited net assets as of April 30, 2025.

Upon completion of the reorganizations, acquisition and disposition mentioned above, the Company has subsidiaries in countries and jurisdictions including the Cayman Islands, and Hong Kong. Details of the Company and its subsidiaries are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
DarkIris	May 31, 2024	Cayman Islands	Parent	Holding company
Quantum	March 19, 2021	Hong Kong, China	100%	Software development, internet sales, wholesale and retail of cultural products
Stellar	May 11, 2018	Hong Kong, China	100%	Software development, internet sales, wholesale and retail of cultural products